CHARLENE GRANT

Vice President, Counsel

Law Department

Phone: 949-219-7286

Fax: 949-219-3706

Charlene.Grant@pacificlife.com

July 11, 2016

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Post-Effective Amendment No. 9 to the Registration Statement for Pacific Prime VUL (File No. 333-172851) funded by Pacific Select Exec Separate Account of Pacific Life Insurance Company (File No. 811-05563); Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No. 9 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to variable life insurance policies designated as Pacific Prime VUL Flexible Premium Variable Life Insurance Policy, which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”

The purpose of this submission is to file a new optional living benefit rider that is based on, and is substantially similar to, the optional living benefit rider filed with the MVP VUL Accumulator (File No. 333-209919) pre-effective registration statement filings on March 4, 2016 and June 8, 2016. We also made applicable modifications to the current filing based on Staff comments for the MVP VUL Accumulator (File No. 333-209919) received on April 29, 2016. All previously filed prospectuses are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the Pacific Prime VUL supplement marked to show where disclosure differs materially from that in the Prior Filings.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,

/s/CHARLENE GRANT

Charlene Grant